INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories
	US dollars
	December 31,
(in thousands)	2025	2024
Finished products	17,428	16,656
Raw materials	5,785	6,778
	23,213	23,434